Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 160	$ 154	$ 112
Deferred income tax liabilities	6,331	5,579	5,086
Net operating loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	139	58	32
Deferred income tax liabilities	(750)	(1,065)	(1,218)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(130)	(189)	35
Deferred income tax liabilities	7,422	7,390	6,881
Decommissioning and restoration provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	94	78
Deferred income tax liabilities	(474)	(754)	(439)
U.S. alternative minimum tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets		143
Deferred income tax liabilities	(38)		(112)
Unrealized foreign exchange [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(146)	(135)	(224)
Withholding taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	104	79	89
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	97	65	77
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	57	64	45
Deferred income tax liabilities	$ 116	$ (1)	$ 32